UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-07123

BNY Mellon Advantage Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 08/31

Date of reporting period: 08/31/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Dynamic Value Fund

BNY Mellon Opportunistic Midcap Value Fund

BNY Mellon Opportunistic Small Cap Fund

BNY Mellon Technology Growth Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Dynamic Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – DAGVX

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$103	0.93%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 21.30%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	14.32%	14.44%	10.38%
without Sales Charge	21.30%	15.80%	11.03%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0257AR0824

BNY Mellon Dynamic Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – DCGVX

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$185	1.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 20.38%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	19.38%	**	14.93%	10.20%
without Deferred Sales Charge	20.38%		14.93%	10.20%
Russell 1000® Index (broad-based index)*	26.60%		15.55%	12.66%
Russell 1000® Value Index	21.15%		11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0667AR0824

BNY Mellon Dynamic Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DRGVX

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$75	0.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 21.60%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	21.60%	16.09%	11.31%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0668AR0824

BNY Mellon Dynamic Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DRGYX

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$70	0.63%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 21.67%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	21.67%	16.14%	11.35%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0711AR0824

BNY Mellon Opportunistic Midcap Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – DMCVX

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.16%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 16.86%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	10.14%	10.45%	6.73%
without Sales Charge	16.86%	11.76%	7.37%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0258AR0824

BNY Mellon Opportunistic Midcap Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – DVLCX

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	1.97%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 15.92%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	14.92%	**	10.88%	6.54%
without Deferred Sales Charge	15.92%		10.88%	6.54%
Russell 3000® Index (broad-based index)*	26.14%		15.19%	12.36%
Russell Midcap® Value Index	20.19%		10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6229AR0824

BNY Mellon Opportunistic Midcap Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DVLIX

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.96%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 17.11%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	17.11%	11.99%	7.62%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6230AR0824

BNY Mellon Opportunistic Midcap Value Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DMCYX

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.85%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 17.20%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	17.20%	12.11%	7.74%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0371AR0824

BNY Mellon Opportunistic Small Cap Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – DSCVX

This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$118	1.13%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 9.54%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on small caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• Stock selection in information technology hampered relative performance. Selections in the software industry and in the semiconductors and semiconductor equipment industry detracted most.

• Stock selection in the financials sector contributed positively. Selections in the insurance and banking industries were most beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	9.54%	8.16%	6.34%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$261	84	$2,088,928	61.03%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0253AR0824

BNY Mellon Opportunistic Small Cap Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DOPIX

This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$100	0.95%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 9.72%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on small caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• Stock selection in information technology hampered relative performance. Selections in the software industry and in the semiconductors and semiconductor equipment industry detracted most.

• Stock selection in the financials sector contributed positively. Selections in the insurance and banking industries were most beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	9.72%	8.35%	6.50%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class I shares (9/30/2016) reflect the performance of the Fund’s Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$261	84	$2,088,928	61.03%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-4048AR0824

BNY Mellon Opportunistic Small Cap Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DSCYX

This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$88	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 9.84%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on small caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• Stock selection in information technology hampered relative performance. Selections in the software industry and in the semiconductors and semiconductor equipment industry detracted most.

• Stock selection in the financials sector contributed positively. Selections in the insurance and banking industries were most beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	9.84%	8.49%	6.59%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (9/30/2016) reflect the performance of the Fund’s Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$261	84	$2,088,928	61.03%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0315AR0824

BNY Mellon Technology Growth Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – DTGRX

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$130	1.13%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 30.27%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	22.79%	13.98%	13.48%
without Sales Charge	30.27%	15.34%	14.16%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
NYSE® Technology Index	30.72%	22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0255AR0824

BNY Mellon Technology Growth Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – DTGCX

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$226	1.97%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 29.21%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	28.21%	**	14.42%	13.25%
without Deferred Sales Charge	29.21%		14.42%	13.25%
S&P 500® Index (broad-based index)*	27.13%		15.91%	12.97%
NYSE® Technology Index	30.72%		22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0261AR0824

BNY Mellon Technology Growth Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DGVRX

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$107	0.93%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 30.53%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	30.53%	15.59%	14.42%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
NYSE® Technology Index	30.72%	22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0262AR0824

BNY Mellon Technology Growth Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DTEYX

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$95	0.82%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 30.69%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	30.69%	15.67%	14.50%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
NYSE® Technology Index	30.72%	22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (9/30/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0313AR0824

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $145,044 in 2023 and $147,944 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $29,900 in 2023 and $29,328 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $19,051 in 2023 and $19,051 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $26,949 in 2023 and $28,329 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $11,267 in 2023 and $13,151 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,606,446 in 2023 and $1,639,482 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Dynamic Value Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class Ticker

A DAGVX

C DCGVX

I DRGVX

Y DRGYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Dynamic Value Fund

Statement of Investments

August 31, 2024

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 1.1%
General Motors Co.	1,391,233		69,255,579
Banks - 8.2%
Bank of America Corp.	3,700,118		150,779,808
Citigroup, Inc.	783,548		49,081,447
First Horizon Corp.	5,901,142		97,899,946
JPMorgan Chase & Co.	1,029,379		231,404,399
			529,165,600
Capital Goods - 10.7%
3M Co.	453,478		61,078,952
AMETEK, Inc.	336,890		57,625,034
Eaton Corp. PLC	207,795		63,778,519
GE Vernova, Inc.	443,054	[a]	89,053,854
Howmet Aerospace, Inc.	756,803		73,152,578
Hubbell, Inc.	251,781		100,692,257
Johnson Controls International PLC	1,421,722		103,572,448
L3Harris Technologies, Inc.	590,401		139,730,205
			688,683,847
Commercial & Professional Services - 1.9%
CACI International, Inc., Cl. A	104,966	[a]	51,236,004
Veralto Corp.	620,671		69,782,041
			121,018,045
Consumer Discretionary Distribution & Retail - .8%
Best Buy Co., Inc.	529,558		53,167,623
Consumer Services - 1.0%
Las Vegas Sands Corp.	1,690,074		65,895,985
Energy - 8.7%
ConocoPhillips	993,262		113,023,283
Diamondback Energy, Inc.	370,968		72,379,566
EQT Corp.	2,990,834		100,222,847
Hess Corp.	165,099		22,793,568
Marathon Petroleum Corp.	362,166		64,146,842
Occidental Petroleum Corp.	1,006,364		57,342,621
Phillips 66	924,066		129,655,700
			559,564,427
Financial Services - 10.2%
Berkshire Hathaway, Inc., Cl. B	658,352	[a]	313,322,884
CME Group, Inc.	458,705		98,961,017
The Goldman Sachs Group, Inc.	337,984		172,456,336
Voya Financial, Inc.	1,054,917		74,719,771
			659,460,008
Food, Beverage & Tobacco - 2.0%
Philip Morris International, Inc.	1,061,780		130,906,856
Health Care Equipment & Services - 12.8%
Alcon, Inc.	664,902	[b]	64,947,627
Baxter International, Inc.	2,241,688		85,049,643
Becton, Dickinson and Co.	708,698		171,795,482
Boston Scientific Corp.	414,181	[a]	33,875,864

3

Statement of Investments (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 12.8% (continued)
Centene Corp.	928,739	[a]	73,212,495
Globus Medical, Inc., Cl. A	687,226	[a]	49,961,330
Labcorp Holdings, Inc.	271,742		62,470,768
Medtronic PLC	1,401,871		124,177,733
UnitedHealth Group, Inc.	267,833		158,075,037
			823,565,979
Household & Personal Products - 2.6%
Kenvue, Inc.	7,640,188		167,702,127
Insurance - 9.0%
American International Group, Inc.	954,173		73,519,030
Aon PLC, Cl. A	204,718		70,365,671
Assurant, Inc.	524,306		102,947,483
Globe Life, Inc.	382,962		40,230,158
RenaissanceRe Holdings Ltd.	202,371		51,562,107
The Allstate Corp.	741,845		140,164,194
Willis Towers Watson PLC	356,079		104,014,237
			582,802,880
Materials - 6.6%
CRH PLC	699,814		63,522,117
Freeport-McMoRan, Inc.	1,730,416		76,622,820
International Paper Co.	2,195,464	[b]	106,304,367
Newmont Corp.	3,312,698		176,864,946
			423,314,250
Media & Entertainment - 1.4%
Omnicom Group, Inc.	558,546		56,094,775
The Interpublic Group of Companies, Inc.	1,088,429		35,493,670
			91,588,445
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
Amgen, Inc.	93,291		31,143,335
BioMarin Pharmaceutical, Inc.	523,724	[a]	47,768,867
Bristol-Myers Squibb Co.	1,145,811		57,233,259
Danaher Corp.	644,599		173,596,957
Illumina, Inc.	494,703	[a]	65,003,974
Regeneron Pharmaceuticals, Inc.	50,150	[a]	59,412,203
Sanofi SA, ADR	1,445,853		81,343,690
			515,502,285
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc.	356,982	[a]	53,033,246
Applied Materials, Inc.	347,053		68,459,675
Micron Technology, Inc.	285,953		27,520,117
			149,013,038
Software & Services - 2.9%
Akamai Technologies, Inc.	518,364	[a]	52,790,190
Dolby Laboratories, Inc., Cl. A	665,284		47,474,666
International Business Machines Corp.	437,008		88,332,427
			188,597,283
Technology Hardware & Equipment - 3.3%
Cisco Systems, Inc.	4,176,677		211,089,256
Telecommunication Services - 2.9%
AT&T, Inc.	5,707,028		113,569,857

4

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Telecommunication Services - 2.9% (continued)
T-Mobile US, Inc.		358,200		71,181,504
				184,751,361
Transportation - 1.5%
FedEx Corp.		312,134		93,256,275
Utilities - 1.3%
Constellation Energy Corp.		410,324		80,710,731
Total Common Stocks (cost $5,384,333,935)				6,389,011,880
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $37,223,863)	5.40	37,223,863	[c]	37,223,863

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,434,015)	5.40	1,434,015	[c]	1,434,015
Total Investments (cost $5,422,991,813)		99.8%		6,427,669,758
Cash and Receivables (Net)		.2%		15,506,309
Net Assets		100.0%		6,443,176,067

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $20,486,193 and the value of the collateral was $20,810,646, consisting of cash collateral of $1,434,015 and U.S. Government & Agency securities valued at $19,376,631. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	44,146,863	1,719,296,464	(1,726,219,464)	37,223,863	2,365,848
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	285,996,747	(284,562,732)	1,434,015	29,785	††
Total - .6%	44,146,863	2,005,293,211	(2,010,782,196)	38,657,878	2,395,633

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,486,193)—Note 1(c):
Unaffiliated issuers	5,384,333,935	6,389,011,880
Affiliated issuers	38,657,878	38,657,878
Receivable for investment securities sold		28,290,265
Dividends and securities lending income receivable		8,905,268
Receivable for shares of Common Stock subscribed		6,867,523
Tax reclaim receivable—Note 1(b)		540,671
Prepaid expenses		206,151
		6,472,479,636
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		3,383,429
Payable for investment securities purchased		17,409,747
Payable for shares of Common Stock redeemed		6,070,120
Liability for securities on loan—Note 1(c)		1,434,015
Directors’ fees and expenses payable		95,616
Other accrued expenses		910,642
		29,303,569
Net Assets ($)		6,443,176,067
Composition of Net Assets ($):
Paid-in capital		5,165,493,648
Total distributable earnings (loss)		1,277,682,419
Net Assets ($)		6,443,176,067

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,261,867,415	66,246,026	4,673,939,994	441,122,632
Shares Outstanding	26,556,507	1,592,970	97,568,013	9,230,316
Net Asset Value Per Share ($)	47.52	41.59	47.90	47.79

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $447,383 foreign taxes withheld at source):
Unaffiliated issuers	90,864,389
Affiliated issuers	2,365,848
Income from securities lending—Note 1(c)	29,785
Total Income	93,260,022
Expenses:
Management fee—Note 3(a)	28,317,524
Shareholder servicing costs—Note 3(c)	6,290,712
Registration fees	579,824
Directors’ fees and expenses—Note 3(d)	471,366
Distribution fees—Note 3(b)	344,105
Prospectus and shareholders’ reports	289,084
Custodian fees—Note 3(c)	114,608
Loan commitment fees—Note 2	112,781
Professional fees	109,048
Chief Compliance Officer fees—Note 3(c)	23,792
Miscellaneous	174,694
Total Expenses	36,827,538
Less—reduction in expenses due to undertaking—Note 3(a)	(1,524,814)
Less—reduction in fees due to earnings credits—Note 3(c)	(80,252)
Net Expenses	35,222,472
Net Investment Income	58,037,550
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	289,512,222
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	655,754,173
Net Realized and Unrealized Gain (Loss) on Investments	945,266,395
Net Increase in Net Assets Resulting from Operations	1,003,303,945

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	58,037,550	29,211,781
Net realized gain (loss) on investments	289,512,222	124,493,258
Net change in unrealized appreciation (depreciation) on investments	655,754,173	197,353,064
Net Increase (Decrease) in Net Assets Resulting from Operations	1,003,303,945	351,058,103
Distributions ($):
Distributions to shareholders:
Class A	(52,081,891)	(82,406,100)
Class C	(1,834,464)	(1,747,344)
Class I	(127,505,121)	(94,067,152)
Class Y	(15,087,998)	(20,632,403)
Total Distributions	(196,509,474)	(198,852,999)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	213,686,487	160,101,228
Class C	32,082,454	25,244,240
Class I	2,976,555,683	1,503,418,033
Class Y	174,208,953	116,795,687
Distributions reinvested:
Class A	48,179,387	77,017,420
Class C	1,760,950	1,656,007
Class I	121,882,943	88,854,229
Class Y	12,584,536	16,158,925
Cost of shares redeemed:
Class A	(190,537,802)	(158,170,478)
Class C	(7,978,079)	(6,781,231)
Class I	(856,270,424)	(583,867,642)
Class Y	(78,865,202)	(109,842,575)
Increase (Decrease) in Net Assets from Capital Stock Transactions	2,447,289,886	1,130,583,843
Total Increase (Decrease) in Net Assets	3,254,084,357	1,282,788,947
Net Assets ($):
Beginning of Period	3,189,091,710	1,906,302,763
End of Period	6,443,176,067	3,189,091,710

8

	Year Ended August 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	5,009,362	4,061,975
Shares issued for distributions reinvested	1,231,894	2,001,492
Shares redeemed	(4,449,421)	(4,027,566)
Net Increase (Decrease) in Shares Outstanding	1,791,835	2,035,901
Class Ca
Shares sold	849,896	722,248
Shares issued for distributions reinvested	51,161	48,478
Shares redeemed	(214,415)	(196,062)
Net Increase (Decrease) in Shares Outstanding	686,642	574,664
Class Ib
Shares sold	69,722,669	38,041,141
Shares issued for distributions reinvested	3,096,619	2,295,382
Shares redeemed	(19,900,770)	(14,758,742)
Net Increase (Decrease) in Shares Outstanding	52,918,518	25,577,781
Class Yb
Shares sold	4,074,798	2,954,760
Shares issued for distributions reinvested	320,625	418,517
Shares redeemed	(1,853,961)	(2,758,559)
Net Increase (Decrease) in Shares Outstanding	2,541,462	614,718

[a]

During the period ended August 31, 2024, 929 Class C shares representing $34,672 were automatically converted to 817 Class A shares and during the period ended August 31, 2023, 1,627 Class C shares representing $56,584 were automatically converted to 1,455 Class A shares.

[b]

During the period ended August 31, 2024, 20,238 Class A shares representing $929,038 were exchanged for 20,075 Class I shares, 16,041 Class Y shares representing $688,093 were exchanged for 16,001 Class I shares and 781 Class A shares representing $32,657 were exchanged for 778 Class Y shares. During the period ended August 31, 2023, 44,051 Class Y shares representing $1,754,656 were exchanged for 43,942 Class I shares and 5,457 Class A shares representing $225,051 were exchanged for 5,415 Class I shares.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended August 31,

Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.26	39.43	47.84	33.28	34.61
Investment Operations:
Net investment income[a]	.45	.38	.32	.36	.47
Net realized and unrealized gain (loss) on investments	7.90	4.99	.86	15.20	(.56)
Total from Investment Operations	8.35	5.37	1.18	15.56	(.09)
Distributions:
Dividends from net investment income	(.32)	(.28)	(.46)	(.22)	(.57)
Dividends from net realized gain on investments	(1.77)	(3.26)	(9.13)	(.78)	(.67)
Total Distributions	(2.09)	(3.54)	(9.59)	(1.00)	(1.24)
Net asset value, end of period	47.52	41.26	39.43	47.84	33.28
Total Return (%)[b]	21.30	14.27	2.34	47.60	(.55)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.94	.94	.95	.97
Ratio of net expenses to average net assets	.93	.93	.93	.93	.93
Ratio of net investment income to average net assets	1.04	.97	.76	.88	1.42
Portfolio Turnover Rate	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	1,261,867	1,021,797	896,291	881,741	648,545

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

10

	Year Ended August 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	36.42	35.34	43.80	30.58	31.84
Investment Operations:
Net investment income[a]	.11	.08	.01	.04	.20
Net realized and unrealized gain (loss) on investments	6.94	4.42	.79	13.96	(.53)
Total from Investment Operations	7.05	4.50	.80	14.00	(.33)
Distributions:
Dividends from net investment income	(.11)	(.16)	(.13)	-	(.26)
Dividends from net realized gain on investments	(1.77)	(3.26)	(9.13)	(.78)	(.67)
Total Distributions	(1.88)	(3.42)	(9.26)	(.78)	(.93)
Net asset value, end of period	41.59	36.42	35.34	43.80	30.58
Total Return (%)[b]	20.38	13.40	1.59	46.48	(1.29)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.73	1.72	1.73	1.73
Ratio of net expenses to average net assets	1.68	1.68	1.68	1.68	1.68
Ratio of net investment income to average net assets	.29	.23	.02	.11	.66
Portfolio Turnover Rate	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	66,246	33,013	11,719	7,011	9,372

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.59	39.72	48.13	33.47	34.80
Investment Operations:
Net investment income[a]	.57	.49	.43	.47	.56
Net realized and unrealized gain (loss) on investments	7.93	5.02	.86	15.28	(.56)
Total from Investment Operations	8.50	5.51	1.29	15.75	(.00)[b]
Distributions:
Dividends from net investment income	(.42)	(.38)	(.57)	(.31)	(.66)
Dividends from net realized gain on investments	(1.77)	(3.26)	(9.13)	(.78)	(.67)
Total Distributions	(2.19)	(3.64)	(9.70)	(1.09)	(1.33)
Net asset value, end of period	47.90	41.59	39.72	48.13	33.47
Total Return (%)	21.60	14.56	2.60	47.97	(.30)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.72	.69	.70	.71
Ratio of net expenses to average net assets	.68	.68	.68	.68	.68
Ratio of net investment income to average net assets	1.30	1.22	1.02	1.13	1.67
Portfolio Turnover Rate	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	4,673,940	1,856,784	757,567	476,540	342,508

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

12

	Year Ended August 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.49	39.63	48.05	33.41	34.74
Investment Operations:
Net investment income[a]	.57	.50	.45	.49	.57
Net realized and unrealized gain (loss) on investments	7.94	5.01	.85	15.25	(.56)
Total from Investment Operations	8.51	5.51	1.30	15.74	.01
Distributions:
Dividends from net investment income	(.44)	(.39)	(.59)	(.32)	(.67)
Dividends from net realized gain on investments	(1.77)	(3.26)	(9.13)	(.78)	(.67)
Total Distributions	(2.21)	(3.65)	(9.72)	(1.10)	(1.34)
Net asset value, end of period	47.79	41.49	39.63	48.05	33.41
Total Return (%)	21.67	14.60	2.64	48.06	(.27)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.64	.63	.64	.65
Ratio of net expenses to average net assets	.63	.63	.63	.64	.65
Ratio of net investment income to average net assets	1.34	1.26	1.04	1.18	1.70
Portfolio Turnover Rate	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	441,123	277,499	240,726	338,408	204,901

a Based on average shares outstanding.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

14

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	6,389,011,880	-	-	6,389,011,880
Investment Companies	38,657,878	-	-	38,657,878

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

15

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned $4,061 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	20,486,193		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	20,486,193		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(20,486,193)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

16

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $58,694,020, undistributed capital gains $254,338,876 and unrealized appreciation $964,649,523.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: ordinary income $35,499,698 and $41,551,859, and long-term capital gains $161,009,776 and $157,301,140, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $1,524,814 during the period ended August 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.

During the period ended August 31, 2024, the Distributor retained $86,953 from commissions earned on sales of the fund’s Class A shares, $1,003 and $12,637 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

17

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $344,105 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, Class A and Class C shares were charged $2,790,188 and $114,702, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $164,152 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $80,252.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $114,608 pursuant to the custody agreement.

During the period ended August 31, 2024, the fund was charged $23,792 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $3,123,574, Distribution Plan fees of $39,913, Shareholder Services Plan fees of $270,799, Custodian fees of $42,789, Chief Compliance Officer fees of $3,298 and Transfer Agent fees of $43,132, which are offset against an expense reimbursement currently in effect in the amount of $140,076.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2024, amounted to $6,557,852,876 and $4,256,717,820, respectively.

At August 31, 2024, the cost of investments for federal income tax purposes was $5,463,025,347; accordingly, accumulated net unrealized appreciation on investments was $964,644,411, consisting of $1,034,829,998 gross unrealized appreciation and $70,185,587 gross unrealized depreciation.

18

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Dynamic Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Dynamic Value Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the statement of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 23, 2024

19

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended August 31, 2024 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $35,499,698 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $1.7741 per share as a long-term capital gain distribution paid on December 6, 2023. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns.

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

21

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional multi-cap value funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional multi-cap value funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional multi-cap value funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods and ranked first in the Performance Group for the two-, three-, four-, five and ten-year periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown. The Board noted that the fund had a five star rating for each of the three- and five-year periods and a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided

24

by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense reimbursement arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

25

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

26

© 2024 BNY Mellon Securities Corporation Code-0257NCSRAR0824

BNY Mellon Opportunistic Midcap Value Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class	Ticker
A	DMCVX
C	DVLCX
I	DVLIX
Y	DMCYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Opportunistic Midcap Value Fund

Statement of Investments

August 31, 2024

Description	Shares		Value ($)
Common Stocks - 97.3%
Automobiles & Components - .7%
Mobileye Global, Inc., Cl. A	187,434	[a,b]	2,676,558
Banks - 3.4%
First Horizon Corp.	382,080		6,338,707
Popular, Inc.	72,846		7,466,715
			13,805,422
Capital Goods - 10.0%
AECOM	52,495		5,256,849
Ferguson Enterprises, Inc.	21,357		4,393,348
GE Vernova, Inc.	28,738	[b]	5,776,338
Hubbell, Inc.	5,287		2,114,377
Huntington Ingalls Industries, Inc.	25,337		7,164,544
Johnson Controls International PLC	120,901		8,807,638
Quanta Services, Inc.	26,590	[a]	7,315,707
			40,828,801
Commercial & Professional Services - 6.8%
CACI International, Inc., Cl. A	12,833	[b]	6,264,044
Equifax, Inc.	23,028		7,072,590
Rentokil Initial PLC, ADR	266,086	[a]	8,575,952
Waste Connections, Inc.	32,642	[a]	6,087,733
			28,000,319
Consumer Discretionary Distribution & Retail - 3.7%
Burlington Stores, Inc.	38,450	[b]	10,313,828
Pool Corp.	13,555	[a]	4,766,209
			15,080,037
Consumer Durables & Apparel - 3.1%
Hasbro, Inc.	87,088		5,935,918
Skechers USA, Inc., Cl. A	100,663	[b]	6,893,402
			12,829,320
Consumer Services - 5.3%
ADT, Inc.	561,666		4,094,545
Aramark	297,249		10,888,231
Expedia Group, Inc.	47,193	[b]	6,564,074
			21,546,850
Consumer Staples Distribution & Retail - .8%
Dollar Tree, Inc.	38,362	[b]	3,241,205
Energy - 5.0%
Antero Resources Corp.	161,124	[b]	4,348,736
Diamondback Energy, Inc.	15,902		3,102,639
NOV, Inc.	359,180		6,382,629
Valero Energy Corp.	44,196		6,484,879
			20,318,883
Equity Real Estate Investment Trusts - 2.8%
Digital Realty Trust, Inc.	56,267	[c]	8,530,640
Weyerhaeuser Co.	102,660	[c]	3,130,103
			11,660,743
Financial Services - 6.3%
Fidelity National Information Services, Inc.	90,044		7,424,128

3

Statement of Investments (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Financial Services - 6.3% (continued)
Global Payments, Inc.	54,213		6,018,185
LPL Financial Holdings, Inc.	22,014		4,938,621
Voya Financial, Inc.	106,504		7,543,678
			25,924,612
Food, Beverage & Tobacco - 4.9%
Conagra Brands, Inc.	139,629		4,356,425
Darling Ingredients, Inc.	120,508	[b]	5,028,799
Molson Coors Beverage Co., Cl. B	87,248		4,708,775
Tyson Foods, Inc., Cl. A	95,852		6,164,242
			20,258,241
Health Care Equipment & Services - 6.4%
Baxter International, Inc.	191,655		7,271,391
Centene Corp.	77,122	[b]	6,079,527
Encompass Health Corp.	81,469		7,580,690
Labcorp Holdings, Inc.	23,577		5,420,117
			26,351,725
Household & Personal Products - .9%
Kenvue, Inc.	161,262		3,539,701
Insurance - 7.0%
Arch Capital Group Ltd.	67,792	[b]	7,666,597
Assurant, Inc.	31,982		6,279,666
Reinsurance Group of America, Inc.	31,294		6,908,463
RenaissanceRe Holdings Ltd.	30,584		7,792,497
			28,647,223
Materials - 6.8%
CRH PLC	67,203		6,100,016
Freeport-McMoRan, Inc.	111,987		4,958,784
International Paper Co.	131,170		6,351,251
Newmont Corp.	198,558		10,601,012
			28,011,063
Media & Entertainment - 2.3%
Pinterest, Inc., Cl. A	205,098	[b]	6,571,340
Reddit, Inc., Cl. A	50,084	[b]	3,006,543
			9,577,883
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
BioMarin Pharmaceutical, Inc.	49,563	[b]	4,520,641
Charles River Laboratories International, Inc.	25,664	[b]	5,075,056
Sarepta Therapeutics, Inc.	34,503	[b]	4,684,817
			14,280,514
Real Estate Management & Development - 1.8%
CoStar Group, Inc.	62,414	[b]	4,824,602
Zillow Group, Inc., Cl. C	46,715	[b]	2,583,340
			7,407,942
Semiconductors & Semiconductor Equipment - 2.5%
MKS Instruments, Inc.	54,063		6,445,932
Rambus, Inc.	86,588	[b]	3,872,215
			10,318,147
Software & Services - 4.1%
Akamai Technologies, Inc.	30,747	[b]	3,131,275
Cognizant Technology Solutions Corp., Cl. A	60,273		4,687,431
Dolby Laboratories, Inc., Cl. A	81,109		5,787,938

4

Description		Shares		Value ($)
Common Stocks - 97.3% (continued)
Software & Services - 4.1% (continued)
Twilio, Inc., Cl. A		47,484	[b]	2,980,096
				16,586,740
Transportation - 4.2%
Knight-Swift Transportation Holdings, Inc.		105,637		5,533,266
Lyft, Inc., Cl. A		430,691	[b]	5,026,164
Norfolk Southern Corp.		26,673		6,832,556
				17,391,986
Utilities - 5.0%
Constellation Energy Corp.		47,346		9,312,958
Dominion Energy, Inc.		161,463		9,025,782
Exelon Corp.		50,555		1,925,640
				20,264,380
Total Common Stocks (cost $317,723,976)				398,548,295

Private Equity - .7%
Software & Services - .7%
Databricks, Inc., Ser. H		32,643	[b,d]	2,821,661
Databricks, Inc., Ser. I		2,689	[b,d]	232,437
Total Private Equity (cost $2,596,384)				3,054,098
	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,718,784)	5.40	7,718,784	[e]	7,718,784

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,306,925)	5.40	8,306,925	[e]	8,306,925
Total Investments (cost $336,346,069)		101.9%		417,628,102
Liabilities, Less Cash and Receivables		(1.9%)		(7,972,350)
Net Assets		100.0%		409,655,752

ADR—American Depositary Receipt

a Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $13,632,483 and the value of the collateral was $13,885,758, consisting of cash collateral of $8,306,925 and U.S. Government & Agency securities valued at $5,578,833. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust domiciled in the United States.

d The fund held Level 3 securities at August 31, 2024. These securities were valued at $3,054,098 or .7% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

5

Statement of Investments (continued)

Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	7,196,897	107,787,918	(107,266,031)	7,718,784	348,231
Investment of Cash Collateral for Securities Loaned - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	2,741,239	116,109,147	(110,543,461)	8,306,925	44,268	††
Total - 3.9%	9,938,136	223,897,065	(217,809,492)	16,025,709	392,499

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,632,483)—Note 1(c):
Unaffiliated issuers	320,320,360	401,602,393
Affiliated issuers	16,025,709	16,025,709
Dividends and securities lending income receivable		739,042
Receivable for shares of Common Stock subscribed		143,407
Tax reclaim receivable—Note 1(b)		38,132
Prepaid expenses		63,574
		418,612,257
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		335,231
Liability for securities on loan—Note 1(c)		8,306,925
Payable for shares of Common Stock redeemed		184,241
Directors’ fees and expenses payable		7,757
Other accrued expenses		122,351
		8,956,505
Net Assets ($)		409,655,752
Composition of Net Assets ($):
Paid-in capital		291,669,217
Total distributable earnings (loss)		117,986,535
Net Assets ($)		409,655,752

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	292,432,372	3,778,421	110,340,218	3,104,741
Shares Outstanding	8,778,233	149,705	3,330,464	93,611
Net Asset Value Per Share ($)	33.31	25.24	33.13	33.17

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $31,120 foreign taxes withheld at source):
Unaffiliated issuers	5,652,742
Affiliated issuers	348,231
Income from securities lending—Note 1(c)	44,268
Total Income	6,045,241
Expenses:
Management fee—Note 3(a)	2,963,765
Shareholder servicing costs—Note 3(c)	1,094,671
Professional fees	100,740
Registration fees	70,833
Prospectus and shareholders’ reports	43,188
Directors’ fees and expenses—Note 3(d)	37,572
Distribution fees—Note 3(b)	32,142
Chief Compliance Officer fees—Note 3(c)	21,529
Custodian fees—Note 3(c)	11,304
Loan commitment fees—Note 2	9,334
Miscellaneous	38,931
Total Expenses	4,424,009
Less—reduction in fees due to earnings credits—Note 3(c)	(30,413)
Net Expenses	4,393,596
Net Investment Income	1,651,645
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	43,583,430
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	16,895,159
Net Realized and Unrealized Gain (Loss) on Investments	60,478,589
Net Increase in Net Assets Resulting from Operations	62,130,234

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	1,651,645	2,692,734
Net realized gain (loss) on investments	43,583,430	10,169,450
Net change in unrealized appreciation (depreciation) on investments	16,895,159	12,009,527
Net Increase (Decrease) in Net Assets Resulting from Operations	62,130,234	24,871,711
Distributions ($):
Distributions to shareholders:
Class A	(10,956,006)	(18,374,302)
Class C	(194,284)	(544,018)
Class I	(4,221,736)	(7,575,781)
Class Y	(143,598)	(125,326)
Total Distributions	(15,515,624)	(26,619,427)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,276,677	11,085,467
Class C	85,011	276,690
Class I	10,142,296	15,105,410
Class Y	1,966,813	835,567
Distributions reinvested:
Class A	10,346,506	17,446,253
Class C	191,640	533,414
Class I	4,026,401	7,210,248
Class Y	72,877	67,690
Cost of shares redeemed:
Class A	(42,574,320)	(38,336,640)
Class C	(1,952,446)	(3,615,008)
Class I	(20,950,255)	(35,974,627)
Class Y	(1,512,502)	(553,514)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(31,881,302)	(25,919,050)
Total Increase (Decrease) in Net Assets	14,733,308	(27,666,766)
Net Assets ($):
Beginning of Period	394,922,444	422,589,210
End of Period	409,655,752	394,922,444

9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	271,547	388,457
Shares issued for distributions reinvested	357,145	621,084
Shares redeemed	(1,388,194)	(1,342,544)
Net Increase (Decrease) in Shares Outstanding	(759,502)	(333,003)
Class Ca
Shares sold	3,604	12,726
Shares issued for distributions reinvested	8,683	24,615
Shares redeemed	(83,832)	(162,950)
Net Increase (Decrease) in Shares Outstanding	(71,545)	(125,609)
Class Ib
Shares sold	329,501	533,703
Shares issued for distributions reinvested	139,951	258,339
Shares redeemed	(690,044)	(1,269,791)
Net Increase (Decrease) in Shares Outstanding	(220,592)	(477,749)
Class Y
Shares sold	66,501	29,768
Shares issued for distributions reinvested	2,533	2,425
Shares redeemed	(48,346)	(19,369)
Net Increase (Decrease) in Shares Outstanding	20,688	12,824

[a]

During the period ended August 31, 2024, 480 Class C shares representing $10,892 were automatically converted to 368 Class A shares and during the period ended August 31, 2023, 26 Class C shares representing $561 were automatically converted to 20 Class A shares.

[b]	During the period ended August 31, 2023, 198 Class I shares representing $5,577 were exchanged for 197 Class A shares.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended August 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	29.67	29.73	35.79	26.76	24.10
Investment Operations:
Net investment income[a]	.11	.18	.08	.01	.03
Net realized and unrealized gain (loss) on investments	4.71	1.66	(2.00)	9.05	2.70
Total from Investment Operations	4.82	1.84	(1.92)	9.06	2.73
Distributions:
Dividends from net investment income	(.19)	(.08)	(.01)	(.03)	(.07)
Dividends from net realized gain on investments	(.99)	(1.82)	(4.13)	-	-
Total Distributions	(1.18)	(1.90)	(4.14)	(.03)	(.07)
Net asset value, end of period	33.31	29.67	29.73	35.79	26.76
Total Return (%)[b]	16.86	6.56	(6.05)	33.88	11.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.16	1.14	1.14	1.18
Ratio of net expenses to average net assets	1.16	1.13	1.12	1.14	1.18
Ratio of net investment income to average net assets	.37	.62	.25	.04	.13
Portfolio Turnover Rate	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	292,432	282,947	293,476	347,690	288,719

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.75	23.34	29.19	21.97	19.89
Investment Operations:
Net investment (loss)[a]	(.10)	(.03)	(.14)	(.20)	(.13)
Net realized and unrealized gain (loss) on investments	3.58	1.26	(1.58)	7.42	2.21
Total from Investment Operations	3.48	1.23	(1.72)	7.22	2.08
Distributions:
Dividends from net investment income	-	-	-	-	(.00)[b]
Dividends from net realized gain on investments	(.99)	(1.82)	(4.13)	-	-
Total Distributions	(.99)	(1.82)	(4.13)	-	(.00)[b]
Net asset value, end of period	25.24	22.75	23.34	29.19	21.97
Total Return (%)[c]	15.92	5.67	(6.79)	32.86	10.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98	1.97	1.94	1.94	1.97
Ratio of net expenses to average net assets	1.97	1.94	1.92	1.94	1.97
Ratio of net investment (loss) to average net assets	(.44)	(.16)	(.54)	(.75)	(.64)
Portfolio Turnover Rate	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	3,778	5,033	8,094	15,035	18,431

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

12

	Year Ended August 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	29.51	29.60	35.65	26.65	24.00
Investment Operations:
Net investment income[a]	.17	.24	.15	.08	.09
Net realized and unrealized gain (loss) on investments	4.69	1.64	(1.99)	9.01	2.68
Total from Investment Operations	4.86	1.88	(1.84)	9.09	2.77
Distributions:
Dividends from net investment income	(.25)	(.15)	(.08)	(.09)	(.12)
Dividends from net realized gain on investments	(.99)	(1.82)	(4.13)	-	-
Total Distributions	(1.24)	(1.97)	(4.21)	(.09)	(.12)
Net asset value, end of period	33.13	29.51	29.60	35.65	26.65
Total Return (%)	17.11	6.73	(5.84)	34.17	11.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.97	.94	.94	.96
Ratio of net expenses to average net assets	.96	.94	.92	.94	.96
Ratio of net investment income to average net assets	.57	.83	.45	.24	.35
Portfolio Turnover Rate	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	110,340	104,788	119,238	146,592	121,710

a Based on average shares outstanding.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	29.55	29.63	35.70	26.69	24.05
Investment Operations:
Net investment income[a]	.21	.26	.21	.12	.12
Net realized and unrealized gain (loss) on investments	4.69	1.66	(2.03)	9.02	2.69
Total from Investment Operations	4.90	1.92	(1.82)	9.14	2.81
Distributions:
Dividends from net investment income	(.29)	(.18)	(.12)	(.13)	(.17)
Dividends from net realized gain on investments	(.99)	(1.82)	(4.13)	-	-
Total Distributions	(1.28)	(2.00)	(4.25)	(.13)	(.17)
Net asset value, end of period	33.17	29.55	29.63	35.70	26.69
Total Return (%)	17.20	6.89	(5.78)	34.33	11.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.86	.83	.83	.84
Ratio of net expenses to average net assets	.85	.83	.81	.83	.84
Ratio of net investment income to average net assets	.68	.92	.65	.36	.47
Portfolio Turnover Rate	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	3,105	2,155	1,781	5,634	5,215

a Based on average shares outstanding.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affilate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

15

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

16

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	398,548,295	-	-	398,548,295
Equity Securities - Private Equity	-	-	3,054,098	3,054,098
Investment Companies	16,025,709	-	-	16,025,709

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Private Equity ($)
Balance as of 8/31/2023†	2,171,086
Purchases/Issuances	197,642
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	685,370
Transfers into Level 3	-
Transfer out of Level 3	-
Balances as of 8/31/2024†	3,054,098
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2024	685,370

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2024. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Asset Category- Issuer Name	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Range		Median
				Low	High
Private Equity:
Databricks, Ser. H	2,821,661	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	6.9x	12.5x	7.9x
Databricks, Ser. I	232,437	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	6.9x	12.5x	7.9x

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

17

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned $6,035 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	13,632,483		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	13,632,483		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(13,632,483)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

18

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,908,950, undistributed capital gains $36,038,104 and unrealized appreciation $80,039,481.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: ordinary income $2,680,360 and $1,349,670 and long-term capital gains $12,835,264 and $25,269,757, respectively.

During the period ended August 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $3,285,836 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended August 31, 2024, the Distributor retained $1,203 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $32,142 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, Class A and Class C shares were charged $708,084 and $10,714, respectively, pursuant to the Shareholder Services Plan.

19

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $56,198 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $30,413.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $11,304 pursuant to the custody agreement.

During the period ended August 31, 2024, the fund was charged $21,529 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $251,947, Distribution Plan fees of $2,386, Shareholder Services Plan fees of $60,815, Custodian fees of $4,537, Chief Compliance Officer fees of $2,932 and Transfer Agent fees of $12,614.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2024, amounted to $229,010,688 and $274,715,561, respectively.

At August 31, 2024, the cost of investments for federal income tax purposes was $337,589,129; accordingly, accumulated net unrealized appreciation on investments was $80,038,973, consisting of $99,051,925 gross unrealized appreciation and $19,012,952 gross unrealized depreciation.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Opportunistic Midcap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the statement of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 23, 2024

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended August 31, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,680,360 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $.9896 per share as a long-term capital gain distribution paid on December 12, 2023.

22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

23

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mid-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, except for the one-, three- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the one-, three- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star rating for the five-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

26

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

27

• The Board was generally satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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30

© 2024 BNY Mellon Securities Corporation Code-0258NCSRAR0824

BNY Mellon Opportunistic Small Cap Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class	Ticker
Investor	DSCVX
I	DOPIX
Y	DSCYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Opportunistic Small Cap Fund

Statement of Investments

August 31, 2024

Description	Shares		Value ($)
Common Stocks - 97.7%
Banks - 9.6%
BankUnited, Inc.	60,671		2,331,587
Columbia Banking System, Inc.	173,080		4,358,154
First Bancorp./Puerto Rico	204,575		4,373,814
Fulton Financial Corp.	76,784		1,485,770
Seacoast Banking Corp. of Florida	162,087		4,434,700
Synovus Financial Corp.	76,917		3,547,412
Texas Capital Bancshares, Inc.	67,669	[a]	4,548,710
			25,080,147
Capital Goods - 11.4%
Enerpac Tool Group Corp.	111,058		4,580,032
EnerSys	39,212		3,973,352
Flowserve Corp.	98,663		4,921,310
Fluor Corp.	150,687	[a]	7,544,898
JELD-WEN Holding, Inc.	222,477	[a]	3,168,072
MYR Group, Inc.	7,323	[a]	738,158
SiteOne Landscape Supply, Inc.	7,382	[a]	1,047,211
Valmont Industries, Inc.	13,563		3,875,763
			29,848,796
Commercial & Professional Services - 3.4%
ACV Auctions, Inc., Cl. A	171,425	[a]	3,207,362
Montrose Environmental Group, Inc.	55,551	[a]	1,827,628
The Brink's Company	35,345		3,920,821
			8,955,811
Consumer Discretionary Distribution & Retail - 3.1%
American Eagle Outfitters, Inc.	72,609		1,494,293
Arhaus, Inc.	45,770	[a,b]	563,429
Caleres, Inc.	103,508		4,360,792
Ollie's Bargain Outlet Holdings, Inc.	18,863	[a]	1,689,370
			8,107,884
Consumer Durables & Apparel - 2.0%
Capri Holdings Ltd.	30,131	[a]	1,076,279
Levi Strauss & Co., Cl. A	139,744		2,692,867
PVH Corp.	15,784		1,557,723
			5,326,869
Consumer Services - 3.1%
Genius Sports Ltd.	654,435	[a]	4,986,795
Six Flags Entertainment Corp.	53,070		2,323,405
The Cheesecake Factory, Inc.	22,734		893,674
			8,203,874
Energy - 9.0%
Centrus Energy Corp., Cl. A	22,029	[a]	872,348
CNX Resources Corp.	191,867	[a]	5,308,960
Crescent Energy Co., Cl. A	105,211		1,255,167
Dril-Quip, Inc.	95,942	[a]	1,564,814
Expro Group Holdings NV	130,079	[a]	2,583,369
Frontline PLC	95,591	[b]	2,307,567
PBF Energy, Inc., Cl. A	75,351		2,566,455

Statement of Investments (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Energy - 9.0% (continued)
Transocean Ltd.	373,025	[a,b]	1,768,139
Viper Energy, Inc.	108,033		5,142,371
			23,369,190
Equity Real Estate Investment Trusts - 2.6%
EPR Properties	58,641	[c]	2,783,688
Equity Commonwealth	192,739	[a,c]	3,906,820
			6,690,508
Financial Services - 6.5%
Burford Capital Ltd.	115,037	[b]	1,554,150
Essent Group Ltd.	95,860		6,162,839
HA Sustainable Infrastructure Capital, Inc.	52,727	[b]	1,707,300
PJT Partners, Inc., Cl. A	30,604	[b]	3,779,594
PRA Group, Inc.	165,137	[a]	3,850,995
			17,054,878
Food, Beverage & Tobacco - 1.7%
Nomad Foods Ltd.	186,290		3,502,252
Primo Water Corp.	46,249		1,022,103
			4,524,355
Health Care Equipment & Services - 11.6%
Acadia Healthcare Co., Inc.	53,050	[a]	4,346,387
Evolent Health, Inc., Cl. A	124,942	[a]	3,995,645
Health Catalyst, Inc.	286,975	[a]	2,063,350
Integer Holdings Corp.	12,546	[a,b]	1,631,858
Omnicell, Inc.	75,255	[a]	3,347,342
Privia Health Group, Inc.	186,986	[a,b]	3,765,898
R1 RCM, Inc.	184,025	[a]	2,596,593
Select Medical Holdings Corp.	94,368		3,403,854
TransMedics Group, Inc.	30,303	[a]	5,092,722
			30,243,649
Household & Personal Products - 1.5%
Spectrum Brands Holdings, Inc.	41,326		3,897,868
Insurance - 3.7%
Oscar Health, Inc., Cl. A	60,206	[a]	1,101,770
The Baldwin Insurance Group, Inc.	183,310	[a,b]	8,595,406
			9,697,176
Materials - 4.3%
Alamos Gold, Inc., Cl. A	434,589		8,378,876
Alcoa Corp.	16,317		523,776
Tronox Holdings PLC	168,013		2,340,421
			11,243,073
Media & Entertainment - 4.2%
John Wiley & Sons, Inc., Cl. A	75,778		3,660,835
Magnite, Inc.	336,971	[a]	4,646,830
Shutterstock, Inc.	76,927	[b]	2,760,141
			11,067,806
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
Alkermes PLC	106,767	[a]	3,037,521
Denali Therapeutics, Inc.	148,397	[a]	3,626,823
Insmed, Inc.	80,478	[a]	6,154,153
			12,818,497

Description		Shares		Value ($)
Common Stocks - 97.7% (continued)
Semiconductors & Semiconductor Equipment - 2.1%
MaxLinear, Inc.		83,678	[a]	1,270,232
Synaptics, Inc.		50,596	[a]	4,119,526
				5,389,758
Software & Services - 3.6%
DoubleVerify Holdings, Inc.		60,254	[a]	1,187,004
JFrog Ltd.		148,878	[a]	4,132,853
Zuora, Inc., Cl. A		465,605	[a]	4,092,668
				9,412,525
Technology Hardware & Equipment - 3.8%
Advanced Energy Industries, Inc.		31,688		3,361,780
Lumentum Holdings, Inc.		67,699	[a,b]	3,900,139
nLight, Inc.		230,281	[a]	2,749,555
				10,011,474
Transportation - 2.5%
Heartland Express, Inc.		221,441		2,741,440
SkyWest, Inc.		48,759	[a]	3,780,773
				6,522,213
Utilities - 3.1%
Clearway Energy, Inc., Cl. C		174,072		5,041,125
NextEra Energy Partners LP		120,486	[b]	3,018,174
				8,059,299
Total Common Stocks (cost $203,935,025)				255,525,650

Private Equity - .7%
Food, Beverage & Tobacco - .4%
Supplying Demand, Inc., Ser. E		66,937	[a,d]	886,246
Real Estate - .1%
Roofstock, Ser. E		41,269	[a,d]	249,677
Software & Services - .2%
Locus Robotics, Ser. F		14,518	[a,d]	605,981
Total Private Equity (cost $2,487,393)				1,741,904
	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,454,683)	5.40	4,454,683	[e]	4,454,683

Statement of Investments (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,602,976)	5.40	3,602,976	[e]	3,602,976
Total Investments (cost $214,480,077)		101.5%		265,325,213
Liabilities, Less Cash and Receivables		(1.5%)		(3,859,163)
Net Assets		100.0%		261,466,050

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $23,176,895 and the value of the collateral was $23,623,116, consisting of cash collateral of $3,602,976 and U.S. Government & Agency securities valued at $20,020,140. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust domiciled in the United States.

d The fund held Level 3 securities at August 31, 2024. These securities were valued at $1,741,904 or .7% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.7%	5,378,402	114,977,833	(115,901,552)	4,454,683	291,746
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	2,097,644	150,375,477	(148,870,145)	3,602,976	38,459	††
Total - 3.1%	7,476,046	265,353,310	(264,771,697)	8,057,659	330,205

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $23,176,895)—Note 1(c):
Unaffiliated issuers	206,422,418	257,267,554
Affiliated issuers	8,057,659	8,057,659
Dividends and securities lending income receivable		243,705
Receivable for shares of Common Stock subscribed		1,800
Tax reclaim receivable—Note 1(b)		297
Prepaid expenses		45,680
		265,616,695
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		222,236
Liability for securities on loan—Note 1(c)		3,602,976
Payable for investment securities purchased		194,213
Payable for shares of Common Stock redeemed		10,141
Directors’ fees and expenses payable		6,700
Other accrued expenses		114,379
		4,150,645
Net Assets ($)		261,466,050
Composition of Net Assets ($):
Paid-in capital		225,461,436
Total distributable earnings (loss)		36,004,614
Net Assets ($)		261,466,050

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	220,081,906	18,740,499	22,643,645
Shares Outstanding	6,877,873	578,369	695,908
Net Asset Value Per Share ($)	32.00	32.40	32.54

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $34,992 foreign taxes withheld at source):
Unaffiliated issuers	3,966,606
Affiliated issuers	291,746
Income from securities lending—Note 1(c)	38,459
Interest	8,468
Total Income	4,305,279
Expenses:
Management fee—Note 3(a)	2,143,862
Shareholder servicing costs—Note 3(b)	690,106
Professional fees	98,371
Registration fees	53,157
Prospectus and shareholders’ reports	38,722
Directors’ fees and expenses—Note 3(c)	24,049
Chief Compliance Officer fees—Note 3(b)	22,076
Custodian fees—Note 3(b)	13,392
Loan commitment fees—Note 2	5,490
Miscellaneous	36,765
Total Expenses	3,125,990
Less—reduction in expenses due to undertaking—Note 3(a)	(54,934)
Less—reduction in fees due to earnings credits—Note 3(b)	(33,969)
Net Expenses	3,037,087
Net Investment Income	1,268,192
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(14,584,450)
Net change in unrealized appreciation (depreciation) on investments	34,312,191
Net Realized and Unrealized Gain (Loss) on Investments	19,727,741
Net Increase in Net Assets Resulting from Operations	20,995,933

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	1,268,192	1,460,028
Net realized gain (loss) on investments	(14,584,450)	3,178,939
Net change in unrealized appreciation (depreciation) on investments	34,312,191	5,986,260
Net Increase (Decrease) in Net Assets Resulting from Operations	20,995,933	10,625,227
Distributions ($):
Distributions to shareholders:
Investor Shares	(3,041,860)	(8,919,043)
Class I	(310,779)	(922,135)
Class Y	(1,179,241)	(3,895,688)
Total Distributions	(4,531,880)	(13,736,866)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	1,169,819	1,382,237
Class I	2,811,579	3,094,535
Class Y	1,637,382	10,359,498
Distributions reinvested:
Investor Shares	2,899,342	8,509,335
Class I	307,556	904,017
Class Y	435,348	1,971,901
Cost of shares redeemed:
Investor Shares	(30,041,535)	(18,798,663)
Class I	(7,429,385)	(8,222,203)
Class Y	(66,564,999)	(34,223,649)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(94,774,893)	(35,022,992)
Total Increase (Decrease) in Net Assets	(78,310,840)	(38,134,631)
Net Assets ($):
Beginning of Period	339,776,890	377,911,521
End of Period	261,466,050	339,776,890
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	40,362	47,379
Shares issued for distributions reinvested	104,594	305,432
Shares redeemed	(1,046,879)	(649,680)
Net Increase (Decrease) in Shares Outstanding	(901,923)	(296,869)
Class Ia
Shares sold	96,609	106,662
Shares issued for distributions reinvested	10,969	32,091
Shares redeemed	(254,357)	(282,608)
Net Increase (Decrease) in Shares Outstanding	(146,779)	(143,855)
Class Ya
Shares sold	55,999	349,175
Shares issued for distributions reinvested	15,476	69,752
Shares redeemed	(2,274,216)	(1,185,766)
Net Increase (Decrease) in Shares Outstanding	(2,202,741)	(766,839)

[a]

During the period ended August 31, 2024, 1,324 Investor shares representing $40,911 were exchanged for 1,307 Class I shares and 33,545 Class Y shares representing $971,862 were exchanged for 33,676 Class I shares. During the period ended August 31, 2023, 52,090 Class Y shares representing $1,533,694 were exchanged for 52,286 Investor shares and 348 Class Y shares representing $9,696 were exchanged for 353 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Investor Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	29.64	29.83	37.97	27.26	25.18
Investment Operations:
Net investment income (loss)[a]	.11	.09	(.05)	(.13)	.03
Net realized and unrealized gain (loss) on investments	2.66	.84	(4.69)	10.91	2.10
Total from Investment Operations	2.77	.93	(4.74)	10.78	2.13
Distributions:
Dividends from net investment income	(.12)	-	-	(.07)	(.05)
Dividends from net realized gain on investments	(.29)	(1.12)	(3.40)	-	-
Total Distributions	(.41)	(1.12)	(3.40)	(.07)	(.05)
Net asset value, end of period	32.00	29.64	29.83	37.97	27.26
Total Return (%)	9.54	3.36	(13.63)	39.58	8.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	1.14	1.11	1.11	1.13
Ratio of net expenses to average net assets	1.13	1.12	1.11	1.11	1.13
Ratio of net investment income (loss) to average net assets	.38	.32	(.14)	(.37)	.11
Portfolio Turnover Rate	61.03	38.26	41.25	85.56	95.32
Net Assets, end of period ($ x 1,000)	220,082	230,628	240,926	318,464	248,201

a Based on average shares outstanding.

See notes to financial statements.

Class I Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	30.01	30.14	38.25	27.45	25.38
Investment Operations:
Net investment income (loss)[a]	.16	.15	.01	(.07)	.08
Net realized and unrealized gain (loss) on investments	2.69	.84	(4.72)	10.98	2.11
Total from Investment Operations	2.85	.99	(4.71)	10.91	2.19
Distributions:
Dividends from net investment income	(.17)	-	-	(.11)	(.12)
Dividends from net realized gain on investments	(.29)	(1.12)	(3.40)	-	-
Total Distributions	(.46)	(1.12)	(3.40)	(.11)	(.12)
Net asset value, end of period	32.40	30.01	30.14	38.25	27.45
Total Return (%)	9.72	3.53	(13.44)	39.80	8.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99	.96	.93	.93	.96
Ratio of net expenses to average net assets	.95	.94	.93	.93	.96
Ratio of net investment income (loss) to average net assets	.56	.50	.03	(.19)	.30
Portfolio Turnover Rate	61.03	38.26	41.25	85.56	95.32
Net Assets, end of period ($ x 1,000)	18,740	21,765	26,191	25,047	21,448

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	30.15	30.23	38.32	27.51	25.44
Investment Operations:
Net investment income (loss)[a]	.19	.18	.05	(.03)	.11
Net realized and unrealized gain (loss) on investments	2.70	.86	(4.74)	11.00	2.13
Total from Investment Operations	2.89	1.04	(4.69)	10.97	2.24
Distributions:
Dividends from net investment income	(.21)	-	-	(.16)	(.17)
Dividends from net realized gain on investments	(.29)	(1.12)	(3.40)	-	-
Total Distributions	(.50)	(1.12)	(3.40)	(.16)	(.17)
Net asset value, end of period	32.54	30.15	30.23	38.32	27.51
Total Return (%)	9.84	3.69	(13.36)	39.97	8.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.84	.82	.82	.83
Ratio of net expenses to average net assets	.84	.82	.82	.82	.83
Ratio of net investment income (loss) to average net assets	.66	.62	.15	(.08)	.45
Portfolio Turnover Rate	61.03	38.26	41.25	85.56	95.32
Net Assets, end of period ($ x 1,000)	22,644	87,384	110,795	170,407	139,832

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y shares (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	255,525,650	-	-	255,525,650
Equity Securities - Private Equity	-	-	1,741,904	1,741,904
Investment Companies	8,057,659	-	-	8,057,659

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Private Equity ($)
Balance as of 8/31/2023†	1,790,310
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(48,406)
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 8/31/2024†	1,741,904
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2024	(48,406)

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2024. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Asset Category- Issuer Name	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Range		Median
				Low	High
Private Equity:
Locus Robotics, Ser. F	605,981	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	1.2x	6.3x	3.8x
Roofstock, Ser. E	249,677	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	0.2x	11.1x	2.8x
Supplying Demand, Inc., Ser. E	886,246	Public Comparables/ Enterprise Value	Enterprise Value Change of Comparables	-20.0%	12.0%	-7.0%

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending

NOTES TO FINANCIAL STATEMENTS (continued)

transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned $5,241 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	23,176,895		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	23,176,895		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(23,176,895)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,262,847, accumulated capital losses $13,888,621 and unrealized appreciation $48,630,388.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $13,739,058 of short-term capital losses and $149,563 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: ordinary income $1,468,332 and $0, and long-term capital gains $3,063,548 and $13,736,866 respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Sub–Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from April 1, 2024 through August 31, 2024, to waive receipt of a portion of its management fee, in the amount of .05% of the value of the fund’s average daily net assets. In addition, the Adviser has contractually agreed, from September 1, 2024 through December 29, 2024 to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund's average daily net assets. On or after December 29, 2024, the Adviser may terminate this waiver agreement at any time. The reduction in management fees, pursuant to the undertaking, amounted to $54,934 during the period ended August 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, the fund was charged $529,350 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $64,096 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $33,969.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $13,392 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended August 31, 2024, the fund was charged $22,076 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $161,496, Shareholder Services Plan fees of $45,187, Custodian fees of $8,284, Chief Compliance Officer fees of $3,047 and Transfer Agent fees of $14,630, which are offset against an expense reimbursement currently in effect in the amount of $10,408.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2024, amounted to $172,317,395 and $267,762,038, respectively.

At August 31, 2024, the cost of investments for federal income tax purposes was $216,694,825; accordingly, accumulated net unrealized appreciation on investments was $48,630,388, consisting of $71,123,377 gross unrealized appreciation and $22,492,989 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Opportunistic Small Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Opportunistic Small Cap Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the statement of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended August 31, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,468,332 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $.2909 per share as a long-term capital gain distribution paid on December 12, 2023.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median and the Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the Sub-Adviser’s efforts to improve performance going forward. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were slightly lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that, effective April 1, 2024, the Adviser has contractually agreed, until December 29, 2024, to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by another fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board agreed to closely monitor the fund’s performance and determined to approve renewal of the Agreements only through September 30, 2024.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements through September 30, 2024.

*******

At a meeting of the fund’s Board of Directors (the “Board”) held on August 7, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median and the Performance Universe median for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that, effective April 1, 2024, the Adviser had contractually agreed, until December 29, 2024, to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund’s average daily net assets. In addition, representatives of the Adviser stated that, effective September 1, 2024, the Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until December 29, 2024. On or after December 29, 2024, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by another fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

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© 2024 BNY Mellon Securities Corporation Code-0253NCSRAR0824

BNY Mellon Technology Growth Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class	Ticker
A	DTGRX
C	DTGCX
I	DGVRX
Y	DTEYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Technology Growth Fund

Statement of Investments

August 31, 2024

Description	Shares		Value ($)
Common Stocks - 96.4%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc.	20,870	[a]	7,616,924
Application Software - 9.0%
Adobe, Inc.	15,024	[a]	8,629,936
HubSpot, Inc.	14,737	[a]	7,354,795
Intuit, Inc.	15,915		10,030,588
Klaviyo, Inc., Cl. A	258,880	[a,b]	8,144,365
			34,159,684
Broadline Retail - 4.4%
Amazon.com, Inc.	92,493	[a]	16,510,001
Education Services - 1.2%
Duolingo, Inc.	21,860	[a]	4,646,780
Health Care Equipment - 2.0%
Intuitive Surgical, Inc.	15,646	[a]	7,707,689
Hotels, Resorts & Cruise Lines - 1.2%
Airbnb, Inc., Cl. A	37,460	[a]	4,394,433
Interactive Media & Services - 8.8%
Alphabet, Inc., Cl. C	92,143		15,213,731
Meta Platforms, Inc., Cl. A	28,779		15,002,781
Pinterest, Inc., Cl. A	93,229	[a]	2,987,057
			33,203,569
Internet Services & Infrastructure - 5.3%
Akamai Technologies, Inc.	27,943	[a]	2,845,715
Shopify, Inc., Cl. A	232,443	[a]	17,217,053
			20,062,768
Movies & Entertainment - 6.9%
Netflix, Inc.	28,437	[a]	19,944,290
Spotify Technology SA	17,781	[a]	6,096,749
			26,041,039
Passenger Ground Transportation - 6.0%
Uber Technologies, Inc.	309,619	[a]	22,642,437
Real Estate Services - 2.2%
CoStar Group, Inc.	104,787	[a]	8,100,035
Semiconductor Materials & Equipment - 8.6%
Applied Materials, Inc.	58,012		11,443,447
ASML Holding NV	8,306		7,507,544
Lam Research Corp.	12,690		10,418,617
Onto Innovation, Inc.	15,561	[a]	3,317,916
			32,687,524
Semiconductors - 22.2%
Infineon Technologies AG, ADR	198,817		7,262,785
Micron Technology, Inc.	118,849		11,438,028
NVIDIA Corp.	188,438		22,493,844
ON Semiconductor Corp.	34,061	[a]	2,652,330
Qualcomm, Inc.	65,527		11,486,883
Synaptics, Inc.	89,358	[a]	7,275,528
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	124,469		21,371,327
			83,980,725

3

Statement of Investments (continued)

Description		Shares		Value ($)
Common Stocks - 96.4% (continued)
Systems Software - 11.4%
JFrog Ltd.		172,993	[a]	4,802,286
Microsoft Corp.		47,339		19,746,990
ServiceNow, Inc.		21,556	[a]	18,430,380
				42,979,656
Technology Hardware, Storage & Equipment - 5.2%
Apple, Inc.		72,790		16,668,910
Pure Storage, Inc., Cl. A		61,055	[a]	3,131,511
				19,800,421
Total Common Stocks (cost $194,034,236)				364,533,685

Private Equity - .8%
Real Estate - .0%
Roofstock, Ser. E		35,162	[a,c]	212,730
Software - .8%
Databricks, Inc., Ser. H		31,884	[a,c]	2,756,053
Databricks, Inc., Ser. I		2,036	[a,c]	175,992
				2,932,045
Total Private Equity (cost $3,529,369)				3,144,775
	1-Day Yield (%)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,181,646)	5.40	11,181,646	[d]	11,181,646

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,280,244)	5.40	3,280,244	[d]	3,280,244
Total Investments (cost $212,025,495)		101.0%		382,140,350
Liabilities, Less Cash and Receivables		(1.0%)		(3,830,715)
Net Assets		100.0%		378,309,635

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $3,199,891 and the value of the collateral was $3,280,244, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at August 31, 2024. These securities were valued at $3,144,775 or .8% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.9%	4,066,974	64,302,337	(57,187,665)	11,181,646	219,380

4

Affiliated Issuers (continued)
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	5,132,199	48,547,321	(50,399,276)	3,280,244	11,070	††
Total - 3.8%	9,199,173	112,849,658	(107,586,941)	14,461,890	230,450

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,199,891)—Note 1(c):
Unaffiliated issuers	197,563,605	367,678,460
Affiliated issuers	14,461,890	14,461,890
Cash denominated in foreign currency	46,344	46,516
Dividends and securities lending income receivable		93,224
Tax reclaim receivable—Note 1(b)		16,444
Receivable for shares of Common Stock subscribed		13,512
Prepaid expenses		62,855
		382,372,901
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		333,955
Liability for securities on loan—Note 1(c)		3,280,244
Payable for shares of Common Stock redeemed		347,166
Directors’ fees and expenses payable		7,077
Other accrued expenses		94,824
		4,063,266
Net Assets ($)		378,309,635
Composition of Net Assets ($):
Paid-in capital		199,085,141
Total distributable earnings (loss)		179,224,494
Net Assets ($)		378,309,635

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	344,368,056	3,623,611	30,302,062	15,906
Shares Outstanding	5,799,067	117,690	416,656	216.64
Net Asset Value Per Share ($)	59.38	30.79	72.73	73.42

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $69,215 foreign taxes withheld at source):
Unaffiliated issuers	1,224,771
Affiliated issuers	219,380
Income from securities lending—Note 1(c)	11,070
Total Income	1,455,221
Expenses:
Management fee—Note 3(a)	2,613,419
Shareholder servicing costs—Note 3(c)	1,114,759
Professional fees	105,560
Registration fees	69,610
Prospectus and shareholders’ reports	56,474
Directors’ fees and expenses—Note 3(d)	33,560
Distribution fees—Note 3(b)	23,744
Chief Compliance Officer fees—Note 3(c)	21,123
Loan commitment fees—Note 2	8,281
Custodian fees—Note 3(c)	6,541
Miscellaneous	28,872
Total Expenses	4,081,943
Less—reduction in expenses due to undertaking—Note 3(a)	(99,411)
Less—reduction in fees due to earnings credits—Note 3(c)	(49,932)
Net Expenses	3,932,600
Net Investment (Loss)	(2,477,379)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	21,834,159
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	70,635,017
Net Realized and Unrealized Gain (Loss) on Investments	92,469,176
Net Increase in Net Assets Resulting from Operations	89,991,797

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment (loss)	(2,477,379)	(1,513,507)
Net realized gain (loss) on investments	21,834,159	6,849,843
Net change in unrealized appreciation (depreciation) on investments	70,635,017	55,058,312
Net Increase (Decrease) in Net Assets Resulting from Operations	89,991,797	60,394,648
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,589,050	7,509,297
Class C	1,000,308	557,385
Class I	13,367,020	6,769,094
Cost of shares redeemed:
Class A	(39,007,661)	(27,653,010)
Class C	(911,658)	(957,161)
Class I	(8,227,744)	(13,424,786)
Class Y	-	(51,794)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(21,190,685)	(27,250,975)
Total Increase (Decrease) in Net Assets	68,801,112	33,143,673
Net Assets ($):
Beginning of Period	309,508,523	276,364,850
End of Period	378,309,635	309,508,523
Capital Share Transactions (Shares):
Class Aa
Shares sold	240,367	192,295
Shares redeemed	(741,515)	(748,788)
Net Increase (Decrease) in Shares Outstanding	(501,148)	(556,493)
Class C
Shares sold	36,735	27,916
Shares redeemed	(34,179)	(48,350)
Net Increase (Decrease) in Shares Outstanding	2,556	(20,434)
Class Ia
Shares sold	196,444	139,427
Shares redeemed	(131,383)	(309,978)
Net Increase (Decrease) in Shares Outstanding	65,061	(170,551)
Class Y
Shares redeemed	-	(1,274)
Net Increase (Decrease) in Shares Outstanding	-	(1,274)

[a]	During the period ended August 31, 2024, 988 Class A shares representing $54,081 were exchanged for 807 Class I shares.
See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended August 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	45.58	36.52	73.40	62.07	43.75
Investment Operations:
Net investment (loss)[a]	(.38)	(.22)	(.41)	(.56)	(.12)
Net realized and unrealized gain (loss) on investments	14.18	9.28	(23.59)	15.57	25.25
Total from Investment Operations	13.80	9.06	(24.00)	15.01	25.13
Distributions:
Dividends from net realized gain on investments	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	59.38	45.58	36.52	73.40	62.07
Total Return (%)[b]	30.27	24.81	(40.01)	25.06	67.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18	1.22	1.16	1.15	1.20
Ratio of net expenses to average net assets	1.13	1.10	1.16	1.15	1.20
Ratio of net investment (loss) to average net assets	(.72)	(.57)	(.79)	(.85)	(.28)
Portfolio Turnover Rate	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	344,368	287,166	250,424	462,897	392,204

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.83	19.26	44.92	39.59	30.51
Investment Operations:
Net investment (loss)[a]	(.43)	(.28)	(.46)	(.65)	(.30)
Net realized and unrealized gain (loss) on investments	7.39	4.85	(12.32)	9.66	16.19
Total from Investment Operations	6.96	4.57	(12.78)	9.01	15.89
Distributions:
Dividends from net realized gain on investments	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	30.79	23.83	19.26	44.92	39.59
Total Return (%)[b]	29.21	23.73	(40.50)	24.07	66.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.01	2.08	1.97	1.94	1.96
Ratio of net expenses to average net assets	1.97	1.95	1.97	1.94	1.96
Ratio of net investment (loss) to average net assets	(1.55)	(1.43)	(1.60)	(1.64)	(1.03)
Portfolio Turnover Rate	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	3,624	2,744	2,611	5,533	7,576

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

10

	Year Ended August 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	55.71	44.55	86.61	72.48	49.88
Investment Operations:
Net investment (loss)[a]	(.34)	(.17)	(.36)	(.49)	(.03)
Net realized and unrealized gain (loss) on investments	17.36	11.33	(28.82)	18.30	29.44
Total from Investment Operations	17.02	11.16	(29.18)	17.81	29.41
Distributions:
Dividends from net realized gain on investments	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	72.73	55.71	44.55	86.61	72.48
Total Return (%)	30.53	25.05	(39.88)	25.33	67.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	1.03	.94	.93	.98
Ratio of net expenses to average net assets	.93	.90	.94	.93	.98
Ratio of net investment (loss) to average net assets	(.51)	(.38)	(.57)	(.62)	(.05)
Portfolio Turnover Rate	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	30,302	19,587	23,262	40,112	28,877

a Based on average shares outstanding.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	56.18	44.94	87.21	72.90	50.08
Investment Operations:
Net investment income (loss)[a]	(.26)	(.17)	(.40)	(.43)	.03
Net realized and unrealized gain (loss) on investments	17.50	11.41	(28.99)	18.42	29.60
Total from Investment Operations	17.24	11.24	(29.39)	17.99	29.63
Distributions:
Dividends from net realized gain on investments	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	73.42	56.18	44.94	87.21	72.90
Total Return (%)	30.69	25.01	(39.84)	25.43	67.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	1.03	.87	.85	.88
Ratio of net expenses to average net assets	.82	.90	.87	.85	.88
Ratio of net investment income (loss) to average net assets	(.40)	(.38)	(.51)	(.55)	.05
Portfolio Turnover Rate	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	16	12	67	399	319

a Based on average shares outstanding.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affilate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

13

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

14

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	364,533,685	-	-	364,533,685
Equity Securities - Private Equity	-	-	3,144,775	3,144,775
Investment Companies	14,461,890	-	-	14,461,890

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Private Equity ($)
Balance as of 8/31/2023†	2,447,260
Purchases/Issuances	149,646
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	547,869
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 8/31/2024†	3,144,775
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2024	547,869

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2024. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

				Range
Asset Category- Issuer Name	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Low	High	Median
Private Equity:
Databricks, Ser. H	2,756,053	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	6.9x	12.5x	7.9x
Databricks, Ser. I	175,992	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	6.9x	12.5x	7.9x
Roofstock, Ser. H	212,730	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	0.2x	11.1x	2.8x

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

15

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned $1,509 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	3,199,891		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	3,199,891		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,199,891)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

16

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $11,213,987 and unrealized appreciation $169,875,889. In addition, the fund had $1,865,382 of late year ordinary losses deferred for tax purposes to the first day of the following fiscal year.

During the period ended August 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased total distributable earnings (loss) by $1,750,812 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed from September 1, 2023 through December 30, 2023, to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets. On December 30, 2023, the Adviser terminated this waiver agreement. The reduction in expenses, pursuant to the undertaking, amounted to $99,411 during the period ended August 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended August 31, 2024, the Distributor retained $4,217 from commissions earned on sales of the fund’s Class A shares and $1,119 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $23,744 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, Class A and Class C shares were charged $804,257 and $7,915, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $86,183 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $49,932.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $6,541 pursuant to the custody agreement.

During the period ended August 31, 2024, the fund was charged $21,123 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $234,754, Distribution Plan fees of $2,291, Shareholder Services Plan fees of $71,987, Custodian fees of $2,546, Chief Compliance Officer fees of $2,882 and Transfer Agent fees of $19,495.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

18

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended August 31, 2024, amounted to $72,654,543 and $102,921,929, respectively.

At August 31, 2024, the cost of investments for federal income tax purposes was $212,264,633; accordingly, accumulated net unrealized appreciation on investments was $169,875,717, consisting of $173,143,425 gross unrealized appreciation and $3,267,708 gross unrealized depreciation.

19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Technology Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Technology Growth Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the statement of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 23, 2024

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

21

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional science and technology funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional science and technology funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional science and technology funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group and Performance Universe medians. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers assumed responsibility for managing the fund’s portfolio in March and October 2022. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

24

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s recent performance.

25

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

26

© 2024 BNY Mellon Securities Corporation Code-0255NCSRAR0824

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 17, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: October 17, 2024

EXHIBIT INDEX

 (a)(1) Code of Ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)